Property and Equipment	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

December 31, 2015
Building and Improvements	$-
Plant Equipment	3,387
Computer Equipment	-
Office Equipment	-
Motor Vehicle	106,582
109,969
Less accumulated depreciation	-5,291
$104,678

Depreciation expense was approximately $5,291 for the 3 months ended December 31, 2015.

NOTE 4 – PROPERTY AND EQUIPMENT

September 30, 2015
Building and Improvements	-
Plant Equipment	3,724
Computer Equipment	-
Office Equipment	-
Motor Vehicle	50,424
54,148
Less accumulated depreciation	-5,604
$48,544

Depreciation expense was approximately $5,604 for the year ended September 30, 2015 and $12,992 for the year ended September 30, 2014.